September 17, 2007

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street N.E.

Washington, D.C. 20549

Attention:	William Friar
Senior Financial Analyst

Re:	Amendment No. 1 to Form S-4 filed August 24, 2007
File No. 333-144237
Bank of the Carolinas Corporation

Ladies and Gentlemen:

This letter responds to comments made by the Staff in its letter dated September 6, 2007, regarding Amendment No. 1 to the above Registration Statement.

Certain of our responses refer to revisions made in “the Amendment” which refers to Pre-Effective Amendment No. 2 to the Registration Statement which has been filed with the Commission. References in this letter to page numbers where specified disclosures may be found, or where revisions have been made, are to page numbers in the Amendment. References to the “Prospectus” refer to the joint proxy statement/prospectus included in the Registration Statement, as amended.

The exchage ratio may be adjusted…page 6

1.	Please revise to highlight that the total dollar value of BankCorp stock to be received for each share of Randolph stock will be capped. Give the dollar value of BankCorp stock to be received if the average per share price is less than $10.864 or above $16.296. Please also note in the body of the text and, in a new column, quantify the dollar value of stock to be received in each line of the table on page 34.

Response:

Additional information has been added in the Summary on pages 6 and 7, and under the caption “Possible Adjustment of Exchange Ratio…” on pages 34 and 35.

Securities and Exchange Commission

Division of Corporation Finance

September 17, 2007

Capitalization, page 56

2.	We note your response to the unnumbered comment between 27 and 28 of our August 3, 2007 comment letter and the revisions to your capitalization table on page 56. The total debt balance for BankCorp at June 30, 2007 presented in your capitalization table does not reconcile to your June 30, 2007 balance sheet on pages F-23 and F-69. Please explain and revise as necessary.

Response:

With respect to BankCorp, the capitalization table (on page 58 in the Amendment) reflects current maturities of long-term debt of $6,000,000 and long-term debt of $17,000,000.

BankCorp's June 30, 2007, balance sheet on page F-23 (which is condensed per Article 11 of Reg. S-X) reflects total “borrowings” of $26,500,000, which includes (1) the $23,000,000 in borrowings reflected in the capitalization table, plus (2) $3,500,000 in overnight borrowings that are not considered long-term debt and, therefore, are not included in the capitalization table. Note that the June 30, 2007, balance sheet also reflects, on a separate line, $2,111,000 in securities sold under agreements to repurchase.

The pro forma combined balance sheet on page F-69 (which also is condensed) reflects total borrowings of $28,611,000, which includes (1) the $23,000,000 in long-term borrowings and current maturities of long-term borrowings reflected in the capitalization table, plus (2) the $3,500,000 in overnight borrowings and $2,111,000 in securities sold under agreements to repurchase that are included in BankCorp's June 30, 2007, balance sheet.

Based on the above explanation, we believe that no revision to the capitalization table on page 58 is necessary. However, footnotes 1 and 2 to the table have been combined, and additional information has been added to the conbimed footnote to clarify the amounts shown in the table in relation to the amounts of debt shown in BankCorp’s June 30, 2007, balance sheet.

Adjustment G, page F-74

3.	We read your response and revised disclosure related to our previous comment 40 of our letter dated August 3, 2007. Although your response indicates that all of the components of this adjustment are within the criteria set forth in Article 11 of Regulation S-X, it is not clear how you arrived at this conclusion. Please note, activities such as termination of employees and closing facilities are typical actions taken by management as redundant. The timing and effects of these actions are generally too uncertain to meet the S-X Article 11 criteria for pro forma adjustments. Tell us how you determined the employment costs, change of control ($1,200) and contract termination costs and other merger costs ($400), are factually supportable (e.g. clarify if the adjustments are supported by written employment agreements with officers that include termination or change in control provisions, etc.) Please advise and revise as necessary.

Response:

Revisions have been made to the pro forma condensed combined balance sheet on page F-69, the table in Note 1 on page F-72, and the explanation of adjustment G on page F-74, to eliminate the $400,000 in contract termination costs and other merger costs

Securities and Exchange Commission

Division of Corporation Finance

September 17, 2007

from estimated acquisition costs. Conforming revisions have been made to the Selected Unaudited Pro Forma Combined Financial Information on page 17.

The employment costs, change of control ($1,200) are derived directly from written employee contracts which call for such payments upon the occurrence of a change in control situation. Those contracts are described on page 52 of the Amendment under the caption "Payments to Randolph's President and Certain Other Officers - Change in Control Agreements." Based on the above explanation, we believe that no revision is necessary with respect to those costs.

We understand that:

•	BankCorp is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	BankCorp may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Following your review of the Amendment, please contact us if you desire further information or if you have additional comments.

Yours truly,

/S/ Eric E. Rhodes

Eric E. Rhodes

Vice President and Chief Financial Officer